RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 10:-	RELATED PARTIES

a.	Mr. Ehud Gilboa and Dr. Dalia Meggido are shareholders and each hold approximately 25% as of June 30, 2025 of the Company’s issued and outstanding Ordinary Shares. Mr. Gilboa is the Chairman of the Board of Directors and Dr. Meggido is a member of the Board of Directors, Chief Development Officer and Chief Medical Officer of the Company, and former Chief Executive Officer of the Company (until January 6, 2025).

b.	Dr. Ronnie Hershman is a member of the Board of Directors and beneficially holds approximately 18% of the Company’s outstanding Ordinary Shares as of June 30, 2025.

c.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee. In February 2022, both Mr. Gilboa and Dr. Meggido agreed to a voluntary deferral of such fee of NIS 9 (approximately $3), and an additional deferral of NIS 18 (approximately $5) in November 2022. As of December 31, 2024 and 2023, the aggregate deferred liability amounted to $530 and $318, respectively. For the years ended December 31, 2024 and 2023, management fees in the amount of $369 and 366, respectively, recorded as operating expense within the Company’s statements of operations. See Notes 14(d) and 14(e) for changes in 2025 to the these arrangements with Mr. Gilboa and Dalia Meggido.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

d.	Mr. Gilboa subleases office space for a monthly fee of NIS 12 (approximately $3) and Topnotch Consultancy (2009) Ltd., a company owned by Mr. Gilboa, provides the Company with secretarial services for a monthly fee of NIS 15 (approximately $4), which increased from a monthly fee of NIS 5 (approximately $2) starting April 2024.

e.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman have all participated in SAFEs issued by the Company (see Note 4). Mr. Gilboa, Dr. Megiddo, Formulex and Dr. Hershman invested $35, $35, $30 and $100 respectively in the 2022 SAFEs, Dr. Hershman invested $100 in the 2023 SAFEs, while Mr. Gilboa, Dr. Megiddo and Dr. Hershman invested $50, $50 and $100 respectively in the 2024 SAFEs.

f.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman invested $10, $10 and $290 in the short-term debt from shareholders as part of the July 2022 Loan and the February 2023 Loan, which was later exchanged to 2024 SAFEs (see Note 3).

g.	Mr. Gilboa, Dr. Megiddo and Dr. Hirshman are major shareholders of Formulex, which granted services and additional services and license to the Company (see Note 6).

h.	In March 2025, the shareholders and the Board of Directors approved compensation adjustments upon completion of the IPO to Mr. Udi Gilboa, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 905 plus VAT ($250) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.

i.	In March 2025, the Board of Directors and the Company’s shareholders approved compensation adjustments upon completion of the IPO to Dr. Dalia Megiddo, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 724 plus VAT ($200) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905 plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.

j.	The following related party balances are included in the balance sheets:

	June 30, 2025	December 31, 2024
CURRENT ASSETS
Prepaid expenses and other current assets	$-	$116
CURRENT LIABILITIES:
Convertible securities	$725	$605
Accrued expense and other current liabilities	$904	$711

k.	The following related party transactions are included in the statements of operations:

	Six Months Ended June 30
	2025	2024

Research and development	$295	$103
General and administrative	$286	$149
Interest expense	$-	$12

NOTE 12:-	RELATED PARTIES

a.	Mr. Ehud Gilboa and Dr. Dalia Meggido are shareholders and each hold approximately 25% of the Company’s issued and outstanding Ordinary Shares. Mr. Gilboa is the Chairman of the Board of Directors and Dr. Meggido is a member of the Board of Directors, Chief Development Officer and Chief Medical Officer of the Company, and former Chief Executive Officer of the Company (until January 6, 2025).

b.	Dr. Ronnie Hershman is a member of the Board of Directors and beneficially holds approximately 18% of the Company’s outstanding Ordinary Shares.

c.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee. In February 2022, both Mr. Gilboa and Dr. Meggido agreed to a voluntary deferral of such fee of NIS 9 (approximately $3), and an additional deferral of NIS 18 (approximately $5) in November 2022. As of December 31, 2024 and 2023, the aggregate deferred liability amounted to $530 and $318, respectively. For the years ended December 31, 2024 and 2023, management fees in the amount of $369 and 366, respectively, recorded as operating expense within the Company’s consolidated statements of operations. See Notes 14(d) and 14(e) for changes in 2025 to the these arrangements with Mr. Gilboa and Dalia Meggido.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

d.	Mr. Gilboa subleases office space for a monthly fee of NIS 12 (approximately $3) and Topnotch Consultancy (2009) Ltd., a company owned by Mr. Gilboa, provides the Company with secretarial services for a monthly fee of NIS 15 (approximately $4), which increased from a monthly fee of NIS 5 (approximately $2) starting April 2024.

e.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman have all participated in SAFEs issued by the Company (see Note 4). Mr. Gilboa, Dr. Megiddo, Formulex and Dr. Hershman invested $35, $35 $30 and $100 respectively in the 2022 SAFEs, Dr. Hershman invested $100 in the 2023 SAFEs, Mr. Gilboa, Dr. Megiddo and Dr. Hershman invested $50, $50 and $100 respectively in the 2024 SAFEs.

f.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman invested $10, $10 and $290 in the short-term debt from shareholders as part of the July 2022 Loan and the February 2023 Loan, which was later exchanged to 2024 SAFEs (see Note 3).

g.	Mr. Gilboa, Dr. Megiddo and Dr. Hirshman are major shareholders of Formulex which granted services and additional services and license to the Company (see Notes 6).

h.	The following related party balances are included in the consolidated balance sheets:

	December 31, 2024	December 31, 2023
CURRENT ASSETS
Prepaid expenses and other current assets	$116	$-
CURRENT LIABILITIES:
Short-term debt from shareholders	$-	$344
Convertible securities	$605	$365
Accrued expense and other current liabilities	$711	$451

i.	The following related party transactions are included in the consolidated statements of operations:

	Year ended	Year ended
	December 31, 2024	December 31, 2023

Research and development	$208	$228
General and administrative	$307	$288
Interest expense	$17	$27